UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04282

Name of Fund:  BlackRock Natural Resources Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 1.9%
E.I. du Pont de Nemours & Co.	54,100	$3,565,731
Praxair, Inc.	20,200	2,372,692

		5,938,423
Energy Equipment & Services — 15.2%
Baker Hughes, Inc.	90,380	4,370,777
Dril-Quip, Inc. (a)	54,220	3,514,540
FMC Technologies, Inc. (a)	174,100	5,308,309
Halliburton Co.	232,900	9,621,099
Helmerich & Payne, Inc.	59,880	3,959,266
National Oilwell Varco, Inc.	55,401	1,996,652
Rowan Cos. PLC, Class A	71,900	1,352,439
Schlumberger Ltd.	223,456	17,952,455
Seahawk Drilling, Inc.	4,713	—
Weatherford International PLC (a)	92,452	751,635

		48,827,172
Metals & Mining — 6.9%
Agnico Eagle Mines Ltd.	14,800	699,600
BHP Billiton Ltd.	141,976	2,217,231
Eldorado Gold Corp.	444,600	1,874,499
Franco-Nevada Corp.	68,600	4,816,817
Goldcorp, Inc.	198,782	4,005,108
HudBay Minerals, Inc.	153,600	766,347
Newcrest Mining Ltd. (a)	156,875	2,287,491
Newmont Mining Corp.	34,200	1,195,974
Southern Copper Corp. (b)	147,154	4,366,059

		22,229,126
Oil & Gas Exploration & Production — 1.0%
Carrizo Oil & Gas, Inc. (a)(b)	89,361	3,160,699
Oil, Gas & Consumable Fuels — 68.4%
Anadarko Petroleum Corp.	152,000	8,019,520
Antero Resources Corp. (a)	22,390	633,637
Apache Corp.	103,992	5,657,165
Cabot Oil & Gas Corp.	347,701	8,136,203
Canadian Natural Resources Ltd.	258,300	7,757,029
Cenovus Energy, Inc.	135,122	2,142,007
Chevron Corp.	130,191	13,302,916
Cimarex Energy Co.	52,661	5,733,730
CNOOC Ltd. — ADR	12,900	1,592,247
Concho Resources, Inc. (a)(b)	22,300	2,590,591
ConocoPhillips	65,875	3,148,166
CONSOL Energy, Inc.	66,500	1,000,825
Crew Energy, Inc. (a)	268,700	1,087,906
Devon Energy Corp.	219,614	7,616,214
Diamondback Energy, Inc. (a)(b)	12,900	1,116,882
Encana Corp.	73,722	564,064
EOG Resources, Inc.	298,380	24,652,156
EQT Corp.	109,000	7,640,900
Exxon Mobil Corp.	217,390	19,217,276
Hess Corp.	133,300	7,947,346
Husky Energy, Inc.	85,869	1,082,003

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Kosmos Energy Ltd. (a)(b)	156,300	$1,012,824
Marathon Oil Corp.	187,600	2,643,284
Marathon Petroleum Corp.	183,730	7,180,168
Murphy Oil Corp.	56,700	2,026,458
Murphy USA, Inc. (a)	24,535	1,408,800
Newfield Exploration Co. (a)	81,257	2,945,566
Noble Energy, Inc.	163,701	5,911,243
Occidental Petroleum Corp.	163,100	12,501,615
Phillips 66	57,017	4,681,666
Pioneer Natural Resources Co.	73,498	12,208,018
Range Resources Corp.	144,900	6,391,539
Southwestern Energy Co. (a)(b)	58,500	785,655
Suncor Energy, Inc.	426,667	12,524,225
Surge Energy, Inc.	263,300	516,233
TOTAL SA — ADR (b)	143,772	7,296,429
Uranium Energy Corp. (a)	261,724	212,206
VAALCO Energy, Inc. (a)	198,300	243,909
Valero Energy Corp.	115,739	6,813,555
Whiting Petroleum Corp. (a)	103,700	1,244,400
Williams Cos., Inc.	46,900	909,391

		220,095,967
Total Common Stocks — 93.4%		300,251,387

Investment Companies — 0.4%
Sprott Physical Silver Trust (a)	187,400	1,281,816
Total Long-Term Investments (Cost — $161,564,055) — 93.8%		301,533,203

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (c)(d)	20,441,191	20,441,191

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(d)(e)	$14,661	14,660,802
Total Short-Term Securities (Cost — $35,101,993) — 10.9%		35,101,993

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust

Value
Total Investments (Cost — $196,666,048*) — 104.7%	$336,635,196
Liabilities in Excess of Other Assets — (4.7)%	(15,000,938)

Net Assets — 100.0%	$321,634,258

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$199,138,029

Gross unrealized appreciation	$151,045,008
Gross unrealized depreciation	(13,547,841)

Net unrealized appreciation	$137,497,167

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity	Shares/Beneficial Interest Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	23,865,097	(3,423,906)	20,441,191	$26,228
BlackRock Liquidity Series, LLC, Money Market Series	—	$14,660,802	$14,660,802	57,326	[1]
Total			35,101,993	$83,554

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts

2	BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$5,938,423	—	—	$5,938,423
Energy Equipment & Services	48,827,172	—	—	48,827,172
Metals & Mining	17,724,404	$4,504,722	—	22,229,126
Oil & Gas Exploration & Production	3,160,699	—	—	3,160,699
Oil, Gas & Consumable Fuels	219,883,761	212,206	—	220,095,967
Investment Companies	1,281,816	—	—	1,281,816
Short-Term Securities	20,441,191	14,660,802	—	35,101,993

Total	$317,257,466	$19,377,730	—	$336,635,196

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2016	3

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$701	—	—	$701
Liabilities:
Collateral on securities loaned at value	—	$(14,660,802)	—	(14,660,802)

Total	$701	$(14,660,802)	—	$(14,660,101)

During the period ended April 30, 2016, there were no transfers between levels.

4	BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date:	June 22, 2016